Note 6 - Going Concern (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Details
Accumulated loss	$ (26,645,262)	$ (25,404,609)	$ (21,883,963)	$ (21,357,211)